UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $116,896 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     3838   195000 SH       SOLE                   195000        0        0
AMKOR TECHNOLOGY INC           COM              031652100     4472   650000 SH       SOLE                   650000        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108     2496   340000 SH       SOLE                   340000        0        0
CITRIX SYS INC                 COM              177376100     4237   108000 SH       SOLE                   108000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7152   185000 SH       SOLE                   185000        0        0
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302     2993   115000 SH       SOLE                   115000        0        0
F5 NETWORKS INC                COM              315616102     3567    90000 SH       SOLE                    90000        0        0
FIRST SOLAR INC                COM              336433107     6879    45000 SH       SOLE                    45000        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108     5677   145000 SH       SOLE                   145000        0        0
IPCS INC                       COM NEW          44980Y305     9148   525743 SH       SOLE                   525743        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     4692    42500 SH       SOLE                    42500        0        0
JUNIPER NETWORKS INC           COM              48203R104     2837   105000 SH       SOLE                   105000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1848  1329602 SH       SOLE                  1329602        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     7933   490000 SH       SOLE                   490000        0        0
MERCADOLIBRE INC               COM              58733R102     6973   181298 SH       SOLE                   181298        0        0
MICRON TECHNOLOGY INC          COM              595112103     6970   850000 SH       SOLE                   850000        0        0
NETAPP INC                     COM              64110D104     8538   320000 SH       SOLE                   320000        0        0
ON SEMICONDUCTOR CORP          COM              682189105     4538   550000 SH       SOLE                   550000        0        0
PRICELINE COM INC              COM NEW          741503403     8291    50000 SH       SOLE                    50000        0        0
REGAL ENTMT GROUP              CL A             758766109     2710   220000 SH       SOLE                   220000        0        0
SIRIUS XM RADIO INC            COM              82967N108     5271  8301139 SH       SOLE                  8301139        0        0
VISTAPRINT N V                 SHS              N93540107     5836   115000 SH       SOLE                   115000        0        0